Related party disclosures	12 Months Ended
Dec. 31, 2020
Related party disclosures [Abstract]
Related party disclosures
29.	Related party disclosures

The Group entered into transactions, in the ordinary course of business, with other related parties. Transactions entered into and trading balances outstanding at December 31 are as follows:

	2020		2019		2018
	Sales to related party £000’s	Purchases from related party £000’s	Sales to related party £000’s	Purchases from related party £000’s	Sales to related party £000’s	Purchases from related party £000’s
Aigenpulse Limited	-	-	-	500	-	729
Adaptimmune Limited	-	-	-	-	69	-
Malin Life Sciences Holdings Limited	-	-	-	-	-	2
Oxford Nanosystems Limited	-	-	-	-	2	-
Oxford Innovation Ltd	-	-	-	30	-	13
	-	-	-	530	71	744

There were no outstanding balances due to or from related parties as at December 31, 2020 and 2019.

Remuneration of key management personnel

The remuneration of the directors and executive officers (excluding non-executive directors), who are the key management personnel of the Group, is set out below in aggregate for each of the categories specified in IAS 24, ‘Related Party Disclosures

	2020 £000’s	2019 £000’s	2018 £’000’s
Short-term employee benefits	3,421	6,502	4,435
Share-based payments	5,602	3,667	270
	9,023	10,169	4,705